Loans (Details 5) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost	$ 1,168,000
Loans 90 Or More Days Past Due	0
Loans 30-89 Days Past Due	0
Commercial
Amortized Cost	669,000
Loans 90 Or More Days Past Due	0
Loans 30-89 Days Past Due	0	$ 129,000
Single-Family Residential [Member]
Amortized Cost	149,000
Loans 90 Or More Days Past Due	0
Loans 30-89 Days Past Due	0
Commercial not secured by real estate
Amortized Cost	$ 350,000